--------------------------------------------------------------------------------
                                                         HIGH YIELD FIXED INCOME
--------------------------------------------------------------------------------

Alliance High Yield Fund

Annual Report
August 31, 2000

                       Alliance Capital[LOGO](R)
                       The Investors Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
October 11, 2000

Dear Shareholder:

This report provides the performance, investment strategy and outlook for Alliance High Yield Fund (the "Fund") for the annual reporting period ended August 31, 2000.

Investment Policies and Objectives

This open-ended Fund's objective is to achieve a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield (below investment-grade) fixed income securities.

Investment Performance

The following table provides performance for the Fund as well as its benchmark index, as represented by the Credit Suisse First Boston High Yield Index, for the six- and 12-month periods ended August 31, 2000.

The Fund underperformed the benchmark for both the six- and 12-month periods ended August 31, 2000. The current underperformance in the high yield market has been caused by monetary tightening, historically high default rates, weak equity markets, and mutual fund outflows. In addition, our style of investing, which has emphasized higher-yielding, single B rated securities, negatively impacted performance during the past six- and 12-month periods as these securities underperformed double B and lower yielding single B rated securities. Reduced liquidity in the high yield market has caused investors to focus on larger, more liquid issues.

Liquidity in many of the high yield issues held by the Fund was low, which was compounded as many high yield mutual funds experienced significant outflows in 2000. Through August, these outflows total approximately $6.8 billion dollars. Defaults as measured by Moody's for the trailing 12 months ended August 31, 2000 were 5.13%, well above the historical average. Spreads widened significantly over the last year, with mid-quality high yield widening by 207 basis points.

INVESTMENT RESULTS*
Periods Ended August 31, 2000

                        ---------------------
                            Total Returns
                        ---------------------
                        6 Months    12 Months
---------------------------------------------
Alliance High
Yield Fund
 Class A                 -1.67%      -3.79%
---------------------------------------------
 Class B                 -1.96%      -4.40%
---------------------------------------------
 Class C                 -1.96%      -4.51%
---------------------------------------------
Credit Suisse
First Boston
High Yield
Index                     0.55%       2.07%
---------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value for each class of shares as of August 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results. Total returns for Class B, Class C and Advisor Class shares will differ due to the different expenses associated with these classes.


--------------------------------------------------------------------------------
                                                    ALLIANCE HIGH YIELD FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      The unmanaged Credit Suisse First Boston High Yield Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse designed to enable the index to reflect the high-yield market. An investor cannot invest directly in an index, and its results are not indicative of any particular investment, including Alliance High Yield Fund.

      Additional investment results appear on pages 4-8.

Investment Strategy

We have repositioned the Fund's portfolio from cyclical securities in the automotive, retail, and paper sectors into more defensive issuers in the cable, gaming, and health care sectors. We have also lowered our exposure to certain developmental credits in telecommunications. We are in the process of diversifying the portfolio over a greater number of issuers in an effort to reduce volatility and stabilize returns, and believe our strategy will accomplish this objective while maximizing the potential for price appreciation and current income.

Market Review

The global economy continued to improve during the six-month period ended August 31, 2000. In the U.S., the economy remained strong, growing 4.8% (year-over-year) in the first quarter and 5.6% during the second quarter. Strong U.S. economic activity prompted the Federal Reserve to increase short-term interest rates from 5.75% to 6.50% during the period. Inflation and unemployment remained low. The yield curve remained inverted during the period as investors focused on tighter monetary policy as well as the Treasury buy-back program. Two-year Treasury yields fell from 6.53% to 6.15%, and 30-year Treasury yields fell from 6.15% to 5.67%.

During the six-month period ended August 31, 2000, our benchmark for the high yield market, the Credit Suisse First Boston High Yield Index, returned 0.55%. As noted above, monetary tightening, historically high default rates, weak equity markets, and high yield mutual fund outflows dampened the performance of high yield securities. As of August 31, 2000, the Index yielded 13.63% or 7.73% more than Treasuries, about 2% more than it did at the beginning of the year. Double B rated securities outperformed single B rated securities as investors sought higher quality issues. The best performing industry sectors were energy, real estate and technology, while entertainment, metals and fixed communications were among the worst performing sectors. Issuance of high yield debt in the first eight months of this year totaled approximately $32 billion, less than half of the amount issued in the first eight months of 1999.

Outlook

We estimate U.S. economic growth rate for the year 2000 to be close to 5%, and we believe recent data indicates the beginning of a soft landing, consisting of moderating economic growth and controlled inflation. Also, we do not expect the Federal Reserve to raise interest rates again this year. With a healthy economy and high yield securities yielding over 13%, we believe high yield


--------------------------------------------------------------------------------
2 o ALLIANCE HIGH YIELD FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

securities offer significant value. An increase in mergers and acquisition (M&A) activity may also mitigate concerns about increasing default rates in the high yield sector. Already, the increase in M&A activity has improved the environment for high yield debt, as investment grade companies buy high yield companies and retire the high yield debt at premium prices. However, weaker corporate earnings in the second half of the year and revised earnings estimates by certain issuers may cause the high yield sector to remain volatile.

[PHOTO     John D.
 OMITTED]  Carifa

[PHOTO     Nelson
 OMITTED]  Jantzen

[PHOTO     Kenneth
OMITTED]   Smalley

Portfolio Managers, Nelson Jantzen and Kenneth Smalley have over 43 years combined investment experience.

Thank you for your continued interest and investment in Alliance High Yield Fund. We look forward to reporting its progress to you in the coming months.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Nelson Jantzen

Nelson Jantzen
Senior Vice President


/s/ Kenneth Smalley

Kenneth Smalley
Vice President


--------------------------------------------------------------------------------
                                                    ALLIANCE HIGH YIELD FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE HIGH YIELD FUND
GROWTH OF A $10,000 INVESTMENT
4/30/97* TO 8/31/00

                             [MOUNTAIN CHART OMITTED]


Credit Suisse First Boston High Yield Index: $11,515

Alliance High Yield Fund Class A: $11,009

This chart illustrates the total value of an assumed $10,000 investment in Alliance High Yield Fund Class A shares (from 4/30/97 to 8/31/00) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Credit Suisse First Boston High Yield Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse designed to enable the index to reflect the high yield market. An investor cannot invest directly in an index, and its results are not indicative of any particular investment, including Alliance High Yield Fund.

When comparing Alliance High Yield Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index.

*     Closest month-end after Fund's Class A share inception date of 4/22/97.


--------------------------------------------------------------------------------
4 o ALLIANCE HIGH YIELD FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE HIGH YIELD FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 8/31

                               [BAR CHART OMITTED]

                             Alliance High        Credit Suisse First Boston
                              Yield Fund              High Yield Index
--------------------------------------------------------------------------------
    8/31/97*                    15.33%                      6.16%
    8/31/98                      6.42%                      1.46%
    8/31/99                     -0.58%                      4.74%
    8/31/00                     -3.79%                      2.07%

Past performance is no guarantee of future results. The Fund's investment results are total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distribution paid during the period. Total returns for Class B, Class C and Advisor Class shares will differ due to different expenses associated with these classes.

The unmanaged Credit Suisse First Boston High Yield Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse designed to enable the index to reflect the high-yield market. The index reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance High Yield Fund.

* The Fund's return for the period ended 8/31/97 is from the Fund's inception date of 4/22/97 through 8/31/97. The benchmark return for the period ended 8/31/97 is from 4/30/97 through 8/31/97.


--------------------------------------------------------------------------------
                                                    ALLIANCE HIGH YIELD FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
August 31, 2000

INCEPTION DATE          PORTFOLIO STATISTICS
Class A Shares          Net Assets ($mil): $587.02
4/22/97
Class B Shares
4/22/97
Class C Shares
4/22/97

INDUSTRY/SECTOR BREAKDOWN

o 21.06% Fixed Communications
o  8.07% Services
o  7.77% Energy
o  7.76% Cable
o  7.38% Chemicals
o  6.71% General Industrial
o  4.67% Mobile Communications
o  4.46% Technology
o  3.81% Health Care
o  3.58% Paper/Packaging
o  3.26% Metals/Minerals                          [PIE CHART OMITTED]
o  2.35% Utility
o  1.88% Supermarkets and Drugs
o  1.85% Financial
o  1.72% Gaming
o  1.41% Consumer Manufacturing
o  1.22% Hotels and Lodging
o  1.15% Automotive
o  1.13% Leisure
o  0.97% Media
o  0.83% Retail
o  0.69% Restaurants
o  0.61% Building/Real Estate
o  0.24% Food and Beverage
o  5.42% Short-Term

All data as of August 31, 2000. The Fund's industry/sector and country breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
6 o ALLIANCE HIGH YIELD FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
August 31, 2000

COUNTRY BREAKDOWN

o 92.70% United States
o  3.88% Netherlands
o  0.86% South Korea
o  0.57% Great Britain
o  0.45% Singapore                       [PIE CHART OMITTED]
o  0.44% Bermuda
o  0.41% Norway
o  0.35% Korea
o  0.34% Canada

All data as of August 31, 2000. The Fund's industry/sector and country breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
                                                    ALLIANCE HIGH YIELD FUND o 7

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge    With Sales Charge
             1 Year                     -3.79%              -7.88%
    Since Inception*                     4.89%               3.56%
          SEC Yield**                   12.23%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge    With Sales Charge
             1 Year                     -4.40%              -7.83%
    Since Inception*                     4.19%               3.97%
          SEC Yield**                   12.04%

Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge    With Sales Charge
             1 Year                     -4.51%              -5.36%
    Since Inception*                     4.19%               4.19%
          SEC Yield**                   12.07%

SEC AVERAGE ANNUAL TOTAL RETURNS (With Sales Charge)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2000)

                                Class A         Class B         Class C
--------------------------------------------------------------------------------
             1 Year             -9.53%          -9.51%          -7.00%
    Since Inception*             2.69%           3.07%           3.28%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

The Fund can invest in foreign securities, including emerging markets, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 4/22/97 for all share classes.

** SEC yields are based on SEC guidelines and are calculated on 30 days ended August 31, 2000.


--------------------------------------------------------------------------------
8 o ALLIANCE HIGH YIELD FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
August 31, 2000

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Corporate Debt Obligations-88.6%
Automotive-1.1%
Safelite Glass Corp.
  Series B
  9.875%, 12/15/06(a) ..................        $      1,550        $     19,375
  Series D
  9.875%, 12/15/06(a) ..................               2,350              29,375
Sonic Automotive, Inc.
  Series B
  11.00%, 8/01/08 ......................               1,750           1,588,125
Tenneco Automotive, Inc.
  Series B
  11.625%, 10/15/09 ....................               5,700           4,930,500
                                                                    ------------
                                                                       6,567,375
                                                                    ------------
Building/Real Estate-0.6%
D.R. Horton, Inc.
  10.50%, 4/01/05 ......................               2,000           2,095,000
Maxxam Group Holdings, Inc.
  Series B
  12.00%, 8/01/03 ......................               1,500           1,391,250
                                                                    ------------
                                                                       3,486,250
                                                                    ------------
Cable-7.6%
@Entertainment
  Series B
  14.50%, 7/15/08(b) ...................               8,000           4,980,000
Adelphia Communications
  9.375%, 11/15/09 .....................               1,500           1,402,500
Charter Commercial Holdings
  8.625%, 4/01/09 ......................               2,175           1,995,562
  10.25%, 1/15/10 ......................               8,200           8,241,000
Classic Cable, Inc.
  10.50%, 3/01/10 ......................               1,200           1,008,000
Echostar DBS Corp.
  9.375%, 2/01/09 ......................               2,000           1,992,500
GCI, Inc.
  9.75%, 8/01/07 .......................               2,000           1,895,000
Knology Holdings, Inc.
  Warrants, expiring 10/15/07(c)(d) ....               1,500               3,750
NTL Communication Corp.
  Series B
  11.50%, 10/01/08 .....................        $     11,000          11,275,000
United Pan-Europe Communications
  Series B
  11.25%, 2/01/10 ......................               3,000           2,636,250


--------------------------------------------------------------------------------
                                                    ALLIANCE HIGH YIELD FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

United Pan-Europe Communications NV
  Series B
  10.875%, 8/01/09 .....................        $     10,500        $  8,977,500
                                                                    ------------
                                                                      44,407,062
                                                                    ------------
Chemicals-7.2%
Acetex Corp.
  9.75%, 10/01/03 ......................               1,000             960,000
Avecia, Inc.
  11.00%, 7/01/09 ......................               9,000           9,135,000
Climachem, Inc.
  Series B
  10.75%, 12/01/07 .....................               4,000           1,020,000
Equistar Chemicals LP
  8.75%, 2/15/09 .......................               1,500           1,482,685
General Chemical Industrial Products
  10.625%, 5/01/09 .....................               3,000           2,565,000
Gentek, Inc.
  11.00%, 8/01/09 ......................               6,000           6,135,000
Huntsman ICI Chemicals
  10.125%, 7/01/09 .....................               4,000           4,060,000
Lyondell Chemical Co.
  Series A
  9.625%, 5/01/07 ......................               8,000           8,150,000
  Series B
  9.875%, 5/01/07 ......................               5,000           5,093,755
Philipp Brothers
  9.875%, 6/01/08 ......................               2,750           2,062,500
Sterling Chemicals, Inc.
  Series B
  12.375%, 7/15/06 .....................               1,500           1,556,250
                                                                    ------------
                                                                      42,220,190
                                                                    ------------
Consumer Manufacturing-1.4%
Generac Portable Products, LLC.
  11.25%, 7/01/06 ......................               5,000           3,275,000
Jostens, Inc.
  12.75%, 5/01/10(c)(e) ................               3,500           3,591,875
Moll Industries, Inc.
  10.50%, 7/01/08 ......................               5,000           1,225,000
                                                                    ------------
                                                                       8,091,875
                                                                    ------------
Energy-7.6%
Belden & Blake Corp.
  Series B
  9.875%, 6/15/07 ......................              14,000          11,760,000
Chesapeake Energy Corp.
  Series B
  9.625%, 5/01/05 ......................               7,000           7,078,750
EOTT Energy Partners
  11.00%, 10/01/09 .....................               9,000           9,450,000


--------------------------------------------------------------------------------
10 o ALLIANCE HIGH YIELD FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Gothic Energy Corp.
  Warrants, expiring 9/01/04(d) ........              14,000        $        420
Gothic Production Corp.
  Series B
  11.125%, 5/01/05 .....................        $      4,500           4,792,500
Northern Offshore ASA
  Series B
  10.00%, 5/15/05 ......................               3,250           2,376,563
Port Arthur Finance Corp.
  12.50%, 1/15/09 ......................               3,000           3,075,000
Range Resources Corp.
  8.75%, 1/15/07 .......................               4,100           3,833,500
Statia Terminals
  Series B
  11.75%, 11/15/03 .....................               2,000           2,020,000
Transtexas Gas Corp.
  Series D
  13.75%, 12/31/01(a) ..................               3,000              31,875
                                                                    ------------
                                                                      44,418,608
                                                                    ------------
Financial-1.8%
CHO Hung Bank
  11.875%, 4/01/10(c)(f) ...............               2,000           2,015,000
Hanvit Bank
  12.75%, 3/01/10(c)(f) ................               4,750           4,904,375
Willis Corroon Corp.
  9.00%, 2/01/09 .......................               4,000           3,650,000
                                                                    ------------
                                                                      10,569,375
                                                                    ------------
Fixed Communications-19.3%
Colo.com
  13.875%, 3/15/10(c)(g) ...............               3,000           3,105,000
Concentric Network
  Warrants, expiring 12/15/07(c)(d) ....               1,000             510,000
Econophone, Inc.
  13.50%, 7/15/07 ......................        $      4,000           2,340,000
Exodus Communications, Inc.
  11.625%, 7/15/10(c) ..................              10,500          10,736,250
Global Crossing Holdings Ltd.
  9.125%, 11/15/06 .....................               2,500           2,493,750
  9.625%, 5/15/08 ......................               5,000           5,062,500
Global Telesytems
  11.00%, 12/01/09(c) ..................     EUR       6,000           3,360,597
Hermes Europe Railtel BV
  10.375%, 1/15/09 .....................        $      1,000             645,000
KMC Telecommunications Holdings, Inc.
  13.50%, 5/15/09 ......................               3,000           2,265,000
Level 3 Communications
  11.00%, 3/15/08 ......................               6,900           6,865,500
  12.875%, 3/15/10(b) ..................               2,000           1,145,000


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Metromedia Fiber Network, Inc.
  10.00%, 12/15/09 .....................        $      8,000        $  7,940,000
Metronet Communications
  Warrants, expiring 8/15/07(c)(d) .....               1,500             150,000
Netia Holdings II BV
  13.125%, 6/15/09 .....................        $      3,500           3,342,500
Nextlink Communications
  10.50%, 12/01/09 .....................               2,900           2,769,500
  10.75%, 6/01/09 ......................               3,000           2,917,500
Northeast Optic Network, Inc.
  12.75%, 8/15/08 ......................              10,390           9,091,250
Primus Telecommunications Group, Inc.
  Warrants, expiring 8/01/04(d) ........               1,000              15,250
Psinet, Inc.
  Series B
  10.00%, 2/15/05 ......................               3,000           2,610,000
  10.50%, 12/01/06 .....................               4,000           3,470,000
  11.00%, 8/01/09 ......................               2,500           2,171,875
  11.50%, 11/01/08 .....................               1,500           1,323,750
RSL Communications PLC
  9.875%, 11/15/09 .....................               4,180           1,065,900
Splitrock Services, Inc.
  Warrants, expiring 7/15/08(d) ........              10,500           1,494,287
Startec Global Communications Corp.
  12.00%, 5/15/08 (h) ..................        $      6,000           4,320,000
  Warrants, expiring 5/15/08(d) ........               6,000              21,750
Verio, Inc.
  10.625%, 11/15/09 ....................        $      8,000           9,440,000
Versatel Telecom BV
  13.25%, 5/15/08 ......................               7,000           6,570,000
  Warrants, expiring 5/15/08(c)(d) .....               4,500           1,710,000
Viatel, Inc.
  11.25%, 4/15/08 ......................        $      3,500           2,012,500
  11.50%, 3/15/09 ......................               2,350           1,269,000
Williams Communication Group, Inc.
  11.70%, 8/01/08(c) ...................               5,550           5,605,500
Winstar Communications
  12.50%, 4/15/08(c) ...................               6,494           5,747,190
                                                                    ------------
                                                                     113,586,349
                                                                    ------------
Food & Beverage-0.2%
RAB Enterprises, Inc.
  10.50%, 5/01/05 ......................               2,000           1,400,000
                                                                    ------------

Gaming-1.7%
Mandalay Resort Group
  10.25%, 8/01/07(c) ...................               7,000           7,280,000
Park Place Entertainment
  9.375%, 2/15/07 ......................               2,500           2,578,125
                                                                    ------------
                                                                       9,858,125
                                                                    ------------


--------------------------------------------------------------------------------
12 o ALLIANCE HIGH YIELD FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

General Industrial-6.5%
Amtrol, Inc.
  10.625%, 12/31/06 ....................        $      6,000        $  5,310,000
Aqua Chemical, Inc.
  11.25%, 7/01/08 ......................               5,000           3,175,000
Blount, Inc.
  13.00%, 8/01/09 ......................               5,000           5,125,000
Dyersburg Corp.
  Series B
  9.75%, 9/01/07(h) ....................               2,000             160,000
Flowserve Corp.
  12.25%, 8/15/10(c) ...................               3,000           3,060,000
Glasstech, Inc.
  Warrants, expiring 6/30/04(d) ........                 750                 375
Morrison Knudsen Corp.
  11.00%, 7/01/10(c) ...................        $      3,000           3,045,000
Pacific Aerospace & Electronics, Inc.
  11.25%, 8/01/05 ......................               4,000           2,020,000
Pentacon, Inc.
  Series B
  12.25%, 4/01/09 ......................               7,000           3,920,000
Sequa Corp.
  9.00%, 8/01/09 .......................               6,000           6,015,000
Transdigm, Inc.
  10.375%, 12/01/08 ....................               3,500           3,167,500
WEC Co., Inc.
  Series B
  12.00%, 7/15/09 ......................               4,500           3,397,500
                                                                    ------------
                                                                      38,395,375
                                                                    ------------
Healthcare-3.7%
Concentra Operating Corp.
  13.00%, 8/15/09 ......................              10,500           9,397,500
HCA-The Healthcare Co.
  8.75%, 9/01/10 .......................               2,750           2,771,469
Iasis Healthcare Corp.
  13.00%, 10/15/09 .....................               5,000           5,150,000
Tenet Healthcare Corp.
  9.25%, 9/01/10(c) ....................               2,000           2,092,500
Triad Hospitals Holdings
  Series B
  11.00%, 5/15/09 ......................               1,000           1,050,000
Unilab Fin Corp.
  12.75%, 10/01/09 ..................               1,250           1,356,250
                                                                    ------------
                                                                      21,817,719
                                                                    ------------


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Hotels/Lodging-1.2%
Intrawest Corp.
  9.75%, 8/15/08 .......................        $      1,000        $  1,007,500
  10.50%, 2/01/10 ......................               2,000           2,095,000
Lodgian Financing Corp.
  12.25%, 7/15/09 ......................               4,750           3,895,000
                                                                    ------------
                                                                       6,997,500
                                                                    ------------
Leisure-1.1%
Marvel Enterprises, Inc.
  12.00%, 6/15/09 ......................               8,000           6,440,001
                                                                    ------------

Media-0.9%
Fox Family Worldwide, Inc.
  9.25%, 11/01/07 ......................               4,250           4,090,625
Goss Graphic Systems, Inc.
  12.25%, 11/19/05 .....................               3,980           1,207,835
                                                                    ------------
                                                                       5,298,460
                                                                    ------------
Metals/Minerals-3.2%
Continental Global Group
  Series B
  11.00%, 4/01/07 ......................               5,000           1,662,500
Golden Northwest Aluminum
  12.00%, 12/15/06 .....................               1,500           1,537,500
Kaiser Aluminum & Chemical
  Series B
  10.875%, 10/15/06 ....................               4,000           3,910,000
LTV Corp.
  11.75%, 11/15/09 .....................               3,000           2,265,000
Metal Management, Inc.
  10.00%, 5/15/08 ......................               5,000             525,000
Ormet Corp.
  11.00%, 8/15/08(c) ...................               2,500           2,287,500
P&L Coal Holdings, Inc.
  Series B
  8.875%, 5/15/08 ......................               1,000             982,500
  9.625%, 5/15/08 ......................               2,000           1,940,000
Republic Technology, Inc.
  13.75%, 7/15/09 ......................              15,000           2,850,000
  Warrants, expiring 7/15/09(d) ........              15,000                 150
WHX Corp.
  10.50%, 4/15/05 ......................        $      1,000             695,000
                                                                    ------------
                                                                      18,655,150
                                                                    ------------
Mobile Communications-2.3%
Crown Castle International Corp.
  10.75%, 8/01/11 ......................               2,500           2,612,500
Iridium LLC Capital Corp.
  Series B
  14.00%, 7/15/05(a) ...................              14,500             580,000


--------------------------------------------------------------------------------
14 o ALLIANCE HIGH YIELD FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Orbital Imaging Corp.
  Series D
  11.625%, 3/01/05 .....................        $      3,750        $  1,406,250
PTC International Finance
  11.25%, 12/01/09 .....................               4,750           4,845,000
Spectrasite Holdings, Inc.
  Series B
  10.75%, 3/15/10 ......................                 150             150,375
  12.875%, 3/15/10(b) ..................               1,750             997,500
Telecorp PCS, Inc.
  10.625%, 7/15/10(c) ..................               2,000           2,090,000
  11.625%, 4/15/09(b) ..................               1,000             695,000
                                                                    ------------
                                                                      13,376,625
                                                                    ------------
Paper/Packaging-3.5%
Crown Paper Co.
  11.00%, 9/01/05(a) ...................               6,225           1,711,875
Doman Industries, Ltd.
  12.00%, 7/01/04 ......................               7,500           7,687,500
Huntsman Packaging Corp.
  13.00%, 6/01/10(i) ...................               1,875           1,659,375
Packaging Corp. of America
  9.625%, 4/01/09 ......................               2,000           2,052,500
Plainwell, Inc.
  Series B
  11.00%, 3/01/08(h) ...................               5,000           1,000,000
Riverwood International Corp.
  10.625%, 8/01/07 .....................               2,500           2,556,250
Russell-Stanley Holdings, Inc.
  10.875%, 2/15/09 .....................               8,000           3,810,000
                                                                    ------------
                                                                      20,477,500
                                                                    ------------
Restaurants-0.7%
Ne Restaurant Co., Inc.
  10.75%, 7/15/08 ......................               5,000           3,931,250
                                                                    ------------

Retail-0.8%
St. John Knits International, Inc.
  12.50%, 7/01/09 ......................               5,000           4,750,000
V2 Music Holdings PLC
  Warrants, expiring 4/15/08(c)(d) .....               2,500                  25
                                                                    ------------
                                                                       4,750,025
                                                                    ------------
Service-7.8%
Aircraft Service International Group, Inc.
  11.00%, 8/15/05 ......................        $      2,500           1,959,375
Allied Waste NA
  Series B
  7.875%, 1/01/09 ......................               8,500           7,628,750
  10.00%, 8/01/09 ......................               8,000           7,250,000
Avis Group Holdings, Inc.
  11.00%, 5/01/09 ......................               7,000           7,665,000


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 15

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Buhrmann US, Inc.
  12.25%, 11/01/09 .....................        $      1,750        $  1,815,625
Employee Solutions, Inc.
  Series B
  10.00%, 10/15/04(a)(h) ...............               2,000             200,000
Intertek Finance PLC.
  Series B
  10.25%, 11/01/06 .....................               2,500           2,187,500
Outsourcing Services Group, Inc.
  10.875%, 3/01/06 .....................               2,000           1,670,000
Primark Corp.
  9.25%, 12/15/08 ......................               5,000           5,475,000
Richmont Marketing Specialists, Inc.
  10.125%, 12/15/07(h) .................               7,000           3,500,000
United Rentals, Inc.
  Series B
  9.00%, 4/01/09 .......................               3,500           3,255,000
URS Corp.
  Series B
  12.25%, 5/01/09 ......................               3,500           3,552,500
                                                                    ------------
                                                                      46,158,750
                                                                    ------------
Supermarkets & Drugs-1.8%
Pueblo Xtra International
  9.50%, 8/01/03 .......................               7,770           3,690,750
  Series C
  9.50%, 8/01/03 .......................               1,730             821,750
Stater Brothers Holdings, Inc.
  10.75%, 8/15/06 ......................               7,000           6,230,000
                                                                    ------------
                                                                      10,742,500
                                                                    ------------
Technology-4.3%
Cherokee International
  Series B
  10.50%, 5/01/09 ......................               2,500           2,256,250
Earthwatch, Inc.
  13.00%, 7/15/07(b) ...................               6,500           3,900,000
Elgar Holdings, Inc.
  9.875%, 2/01/08 ......................               5,000           2,631,250
Fairchild Semiconductor
  10.125%, 3/15/07 .....................               2,500           2,562,500
Flextronics International, Ltd.
  9.875%, 7/01/10(c) ...................               2,500           2,600,000
SCG Holdings, Inc.
  12.00%, 8/01/09 ......................               4,420           4,795,700
Viasystems, Inc.
  9.75%, 6/01/07 .......................               7,250           6,543,126
                                                                    ------------
                                                                      25,288,826
                                                                    ------------


--------------------------------------------------------------------------------
16 o ALLIANCE HIGH YIELD FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Utility-2.3%
AES Corp.
  9.50%, 6/01/09 .......................        $      2,550        $  2,604,187
Cogentrix Energy, Inc.
  8.75%, 10/15/08 ......................               5,000           4,975,000
PSEG Energy Holdings
  9.125%, 2/10/04(c) ...................               1,500           1,529,307
  10.00%, 10/01/09(c) ..................               4,000           4,309,048
                                                                    ------------
                                                                      13,417,542
                                                                    ------------
Total Corporate Debt Obligations
  (cost $600,267,102) ..................                             520,352,432
                                                                    ------------

Convertible Preferred Stock-0.0%
Earthwatch, Inc.
  Series C
  8.50%, 3/31/09(c)(j)
  (cost $797,795) ......................             319,118              79,779
                                                                    ------------

Non-Convertible Preferred Stocks-3.4%
Dobson Communications Corp.
  12.50%, 1/15/08(j)(k) ................                   0                 381
Global Crossing Holdings, Ltd.
  10.50%, 12/01/08(j) ..................              25,000           2,506,250
Harborside Healthcare
  13.50%, 8/01/10(j) ...................                   1                  90
ICG Holdings, Inc.
  14.00%, 3/15/08(j) ...................              12,452           4,358,217
Nextel Communications, Inc.
  Series E
  11.125%, 2/15/10(j) ..................              13,669          13,258,814
                                                                    ------------

Total Non-Convertible Preferred Stocks
  (cost $29,723,150) ...................                              20,123,752
                                                                    ------------

Common Stocks-0.1%
Goss Holdings, Inc. Cl. B(d) ...........             104,541             209,082
OpTel, Inc.(c) .........................               1,635                  16
Phase Metrics, Inc.(d)(h) ..............             216,818             240,018
                                                                    ------------

Total Common Stocks
  (cost $2,235,006) ....................                                 449,116
                                                                    ------------


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 17

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                   Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------

Time Deposit-5.3%
Bank of New York
  5.75%, 9/01/00
  (cost $31,032,000) ...................        $     31,032        $ 31,032,000
                                                                    ------------

Total Investments-97.4%
  (cost $664,055,053) ..................                             572,037,079
Other assets less liabilities-2.6% .....                              14,979,304
                                                                    ------------

Net Assets-100% ........................                            $587,016,383
                                                                    ============

(a)   Security is in default and is non-income producing.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2000, these securities amounted to $69,812,712 or 11.9% of net assets.
(d)   Non-income producing security.
(e)   Security trades with warrants expiring May 5, 2010.
(f)   Variable rate coupon, rate shown as of August 31, 2000.
(g)   Security trades with warrants expiring March 15, 2010.
(h)   Illiquid security, valued at fair market value (see Note A).
(i)   Security trades with warrants expiring June 1, 2010.
(j)   Pay-In-Kind (PIK) preferred, quarterly stock payments.
(k)   Held 0.4 shares at August 31, 2000.

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE HIGH YIELD FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
August 31, 2000

Assets
Investments in securities, at value (cost $664,055,053) .....     $ 572,037,079
Interest receivable .........................................        15,533,347
Receivable for investment securities sold ...................        14,126,719
Receivable for capital stock sold ...........................         1,660,809
Deferred organization expenses ..............................            93,418
                                                                  -------------
Total assets ................................................       603,451,372
                                                                  -------------
Liabilities
Due to custodian ............................................           530,457
Payable for investment securities purchased .................        11,193,188
Dividends payable ...........................................         2,144,536
Payable for capital stock redeemed ..........................         1,487,175
Distribution fee payable ....................................           449,494
Advisory fee payable ........................................           375,883
Accrued expenses ............................................           254,256
                                                                  -------------
Total liabilities ...........................................        16,434,989
                                                                  -------------
Net Assets ..................................................     $ 587,016,383
                                                                  =============
Composition of Net Assets
Capital stock, at par .......................................     $      72,500
Additional paid-in capital ..................................       788,196,434
Distributions in excess of net investment income ............        (4,733,973)
Accumulated net realized loss on investments and
  foreign currency transactions .............................      (104,493,507)
Net unrealized depreciation of investments and
  foreign currency denominated assets and liabilities .......       (92,025,071)
                                                                  -------------
                                                                  $ 587,016,383
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($83,645,134 /10,327,200 shares of capital stock
  issued and outstanding) ...................................              $8.10
Sales charge--4.25% of public offering price ................                .36
                                                                           -----
Maximum offering price ......................................              $8.46
                                                                           =====
Class B Shares
Net asset value and offering price per share
  ($421,104,635 / 52,014,396 shares of capital stock
  issued and outstanding) ...................................              $8.10
                                                                           =====
Class C Shares
Net asset value and offering price per share
  ($79,825,635 / 9,856,787 shares of capital stock
  issued and outstanding) ...................................              $8.10
                                                                           =====
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($2,440,979 / 301,522 shares of capital stock
  issued and outstanding) ...................................              $8.10
                                                                           =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 19

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended August 31, 2000

Investment Income
Interest .........................................   $73,684,062
Dividends ........................................     3,884,862   $ 77,568,924
                                                     -----------
Expenses
Advisory fee .....................................     4,901,287
Distribution fee - Class A .......................       275,907
Distribution fee - Class B .......................     4,720,333
Distribution fee - Class C .......................       867,478
Transfer agency ..................................       974,926
Registration .....................................       222,132
Custodian ........................................       175,258
Printing .........................................       158,316
Administrative ...................................       136,888
Audit and legal ..................................        96,014
Amortization of organization expenses ............        57,279
Directors' fees ..................................        26,384
Miscellaneous ....................................        20,886
                                                     -----------
Total expenses ...................................                   12,633,088
                                                                   ------------
Net investment income ............................                   64,935,836
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized loss on investment
  transactions ...................................                  (60,587,732)
Net realized gain on foreign currency
  transactions ...................................                    2,464,655
Net change in unrealized
  appreciation/depreciation of:
  Investments ....................................                  (37,357,912)
  Foreign currency denominated assets
   and liabilities ...............................                     (125,284)
                                                                   ------------
Net loss on investments and foreign
  currency transactions ..........................                  (95,606,273)
                                                                   ------------
Net Decrease in Net Assets from
  Operations .....................................                 $(30,670,437)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
20 o ALLIANCE HIGH YIELD FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                   Year Ended       Year Ended
                                                   August 31        August 31
                                                      2000             1999
                                                 =============    =============

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................   $  64,935,836    $  55,799,534
Net realized loss on investment and
  foreign currency transactions ..............     (58,123,077)     (44,259,213)
Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated
  assets and liabilities .....................     (37,483,196)     (17,389,367)
                                                 -------------    -------------
Net decrease in net assets from
  operations .................................     (30,670,437)      (5,849,046)
Dividends and Distributions
to Shareholders from:
Net investment income
  Class A ....................................     (10,294,970)      (8,029,468)
  Class B ....................................     (49,453,359)     (39,695,091)
  Class C ....................................      (9,091,351)      (7,771,433)
  Advisor Class ..............................        (315,092)        (303,542)
Distributions in excess of net investment
  income
  Class A ....................................              -0-        (328,804)
  Class B ....................................              -0-      (1,625,500)
  Class C ....................................              -0-        (318,237)
  Advisor Class ..............................              -0-         (12,429)
Tax return of capital
  Class A ....................................        (480,637)        (104,053)
  Class B ....................................      (2,308,807)        (514,406)
  Class C ....................................        (424,444)        (100,710)
  Advisor Class ..............................         (14,710)          (3,934)
Net realized gain on investments
  Class A ....................................              -0-      (1,039,201)
  Class B ....................................              -0-      (5,209,224)
  Class C ....................................              -0-      (1,072,694)
  Advisor Class ..............................              -0-         (43,662)
Capital Stock Transactions
Net increase (decrease) ......................     (43,157,904)     441,271,085
                                                 -------------    -------------
Total increase (decrease) ....................    (146,211,711)     369,249,651
Net Assets
Beginning of period ..........................     733,228,094      363,978,443
                                                 -------------    -------------
End of period ................................   $ 587,016,383    $ 733,228,094
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE A

Significant Accounting Policies

Alliance High Yield Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered principally to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, if any. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may


--------------------------------------------------------------------------------
22 o ALLIANCE HIGH YIELD FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign exchange gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and forward currency exchange contracts, holding of foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization Expenses

Organization costs of $285,600 have been deferred and are being amortized on a straight-line basis through April 2002.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as an adjustment to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that each


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

class's transfer agent fees and distribution fees, if any, are charged only against the assets of that class.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts, based on their federal tax basis treatment; temporary differences do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to tax return of capital and the tax treatment of foreign currency losses, resulted in a net decrease in distributions in excess of net investment income, a decrease in additional paid-in capital and a corresponding increase in accumulated net realized loss on investments and foreign currency transactions. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $627,350 for the year ended August 31, 2000.

For the year ended August 31, 2000, the Fund's expenses were reduced by $33,017 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it received front-end sales charges of $26,828 from the sale of Class A shares, and $19,831, $2,075,452 and $72,084 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended August 31, 2000.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor


--------------------------------------------------------------------------------
24 o ALLIANCE HIGH YIELD FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $24,985,596 and $1,069,952, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $611,082,425 and $636,381,789, respectively, for the year ended August 31, 2000. There were no purchases or sales of U.S. government or government agency obligations for the year ended August 31, 2000.

At August 31, 2000, the cost of investments for federal income tax purposes was $665,087,909. Accordingly, gross unrealized appreciation of investments was $16,160,862 and gross unrealized depreciation of investments was $109,211,692, resulting in net unrealized depreciation of $93,050,830 (excluding foreign currency transactions).

At August 31, 2000, the Fund had a capital loss carryforward of $53,795,018 of which $7,232,173 expires in the year 2007 and $46,562,845 expires in the year 2008.

Capital losses and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $49,665,633 during the fiscal year 2000. To the extent that the carryover losses are used to offset future capital gains and ordinary income, it is probable that gain and ordinary income to offset will not be distributed to shareholders.

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 25

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

The Fund's custodian will place and maintain liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At August 31, 2000, the Fund had no outstanding forward exchange currency contracts.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                     -----------------------------------     -----------------------------------
                                    Shares                                   Amount
                     -----------------------------------     -----------------------------------
                          Year Ended          Year Ended          Year Ended          Year Ended
                     August 31, 2000     August 31, 1999     August 31, 2000     August 31, 1999
                     ---------------------------------------------------------------------------
Class A
Shares sold                6,594,395          10,555,070       $  57,545,442       $ 106,803,184
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              481,846             455,320           4,205,289           4,581,315
------------------------------------------------------------------------------------------------
Shares converted
  from Class B               401,828             231,040           3,535,384           2,289,928
------------------------------------------------------------------------------------------------
Shares redeemed           (7,960,252)         (4,519,290)        (69,513,121)        (45,604,870)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (482,183)          6,722,140       $  (4,227,006)      $  68,069,557
================================================================================================

Class B
Shares sold               15,397,573          41,215,176       $ 135,466,783       $ 416,263,494
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            1,745,007           1,531,585          15,212,301          15,388,928
------------------------------------------------------------------------------------------------
Shares converted
  to Class A                (402,052)           (231,040)         (3,535,384)         (2,289,928)
------------------------------------------------------------------------------------------------
Shares redeemed          (20,443,859)        (11,863,281)       (178,986,543)       (119,335,325)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)              (3,703,331)         30,652,440       $ (31,842,843)      $ 310,027,169
================================================================================================


--------------------------------------------------------------------------------
26 o ALLIANCE HIGH YIELD FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                     -----------------------------------     -----------------------------------
                                    Shares                                   Amount
                     -----------------------------------     -----------------------------------
                          Year Ended          Year Ended          Year Ended          Year Ended
                     August 31, 2000     August 31, 1999     August 31, 2000     August 31, 1999
                     ---------------------------------------------------------------------------
Class C
Shares sold                4,201,099          10,424,117       $  36,666,112       $ 105,419,483
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              415,074             396,483           3,622,340           3,984,952
------------------------------------------------------------------------------------------------
Shares redeemed           (5,315,308)         (4,761,437)        (46,693,503)        (47,903,120)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (699,135)          6,059,163       $  (6,405,051)      $  61,501,315
================================================================================================

Advisor Class
Shares sold                  214,775             364,823       $   1,901,987       $   3,671,823
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               13,317              17,942             116,567             181,290
------------------------------------------------------------------------------------------------
Shares redeemed             (302,822)           (216,242)         (2,701,558)         (2,180,069)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (74,730)            166,523       $    (683,004)      $   1,673,044
================================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 2000.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ----------------------------------------------------------
                                                                     Class A
                                           ----------------------------------------------------------
                                                                                            April 22,
                                                                                            April 22,
                                                         Year Ended August 31,             1997(a) to
                                           ------------------------------------------      August 31,
                                                 2000            1999            1998            1997
                                           ----------------------------------------------------------
Net asset value, beginning of period ..       $  9.47         $ 10.76         $ 11.17         $ 10.00
                                           ----------------------------------------------------------
Income From Investment Operations
Net investment income(b) ..............           .92            1.02            1.03             .37
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ........................         (1.26)          (1.08)           (.27)           1.15
                                           ----------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .........          (.34)           (.06)            .76            1.52
                                           ----------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..          (.98)          (1.02)          (1.02)           (.35)
Distributions in excess of net
  investment income ...................            -0-           (.05)           (.01)             -0-
Tax return of capital .................          (.05)           (.01)             -0-             -0-
Distributions from net realized gains .            -0-           (.15)           (.14)             -0-
                                           ----------------------------------------------------------
Total dividends and distributions .....         (1.03)          (1.23)          (1.17)           (.35)
                                           ----------------------------------------------------------
Net asset value, end of period ........       $  8.10         $  9.47         $ 10.76         $ 11.17
                                           ==========================================================
Total Return
Total investment return based on
  net asset value(c) ..................         (3.79)%          (.58)%          6.42%          15.33%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .....................       $83,645        $102,400         $43,960         $ 5,889
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements ....................          1.33%           1.31%           1.43%           1.70%(d)
  Expenses, before waivers/
    reimbursements ....................          1.33%           1.31%           1.46%           3.11%(d)
  Net investment income, net of
    waivers/reimbursements ............         10.92%          10.21%           8.89%           8.04%(d)
Portfolio turnover rate ...............           102%            182%            311%             73%

See footnote summary on page 31


--------------------------------------------------------------------------------
28 o ALLIANCE HIGH YIELD FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ----------------------------------------------------------
                                                                     Class B
                                           ----------------------------------------------------------
                                                                                            April 22,
                                                                                            April 22,
                                                         Year Ended August 31,             1997(a) to
                                           ------------------------------------------      August 31,
                                                 2000            1999            1998            1997
                                           ----------------------------------------------------------
Net asset value, beginning of period ..      $   9.46        $  10.75        $  11.17        $  10.00
                                           ----------------------------------------------------------
Income From Investment Operations
Net investment income(b) ..............           .86             .95             .96             .31
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ........................         (1.26)          (1.08)           (.28)           1.19
                                           ----------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .........          (.40)           (.13)            .68            1.50
Less: Dividends and Distributions
                                           ----------------------------------------------------------
Dividends from net investment income ..          (.91)           (.95)           (.95)           (.33)
Distributions in excess of net
  investment income ...................            -0-           (.05)           (.01)             -0-
Tax return of capital .................          (.05)           (.01)             -0-             -0-
Distributions from net realized gains .            -0-           (.15)           (.14)             -0-
                                           ----------------------------------------------------------
Total dividends and distributions .....          (.96)          (1.16)          (1.10)           (.33)
                                           ----------------------------------------------------------
Net asset value, end of period ........      $   8.10        $   9.46        $  10.75        $  11.17
                                           ==========================================================
Total Return
Total investment return based on
  net asset value(c) ..................         (4.40)%         (1.26)%          5.69%          15.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..................      $421,105        $527,337        $269,426        $ 43,297
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements ....................          2.04%           2.03%           2.13%           2.40%(d)
  Expenses, before waivers/
    reimbursements ....................          2.04%           2.03%           2.16%           3.85%(d)
  Net investment income, net
    of waivers/reimbursements .........         10.21%           9.52%           8.18%           7.19%(d)
Portfolio turnover rate ...............           102%            182%            311%             73%

See footnote summary on page 31.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 29

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ----------------------------------------------------------
                                                                     Class C
                                           ----------------------------------------------------------
                                                                                            April 22,
                                                                                            April 22,
                                                         Year Ended August 31,             1997(a) to
                                           ------------------------------------------      August 31,
                                                 2000            1999            1998            1997
                                           ----------------------------------------------------------
Net asset value, beginning of period ..        $  9.47        $ 10.75         $ 11.17         $ 10.00
                                           ----------------------------------------------------------
Income From Investment Operations
Net investment income(b) ..............            .86            .95             .96             .32
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ........................          (1.27)         (1.07)           (.28)           1.18
                                           ----------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .........           (.41)          (.12)            .68            1.50
                                           ----------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..           (.91)          (.95)           (.95)           (.33)
Distributions in excess of net
  investment income ...................             -0-          (.05)           (.01)             -0-
Tax return of capital .................           (.05)          (.01)             -0-             -0-
Distributions from net realized gains .             -0-          (.15)           (.14)             -0-
                                           ----------------------------------------------------------
Total dividends and distributions .....           (.96)         (1.16)          (1.10)           (.33)
                                           ----------------------------------------------------------
Net asset value, end of period ........        $  8.10        $  9.47         $ 10.75         $ 11.17
                                           ==========================================================
Total Return
Total investment return based on
  net asset value(c) ..................          (4.51)%        (1.16)%          5.69%          15.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .....................        $79,826        $99,927         $48,337         $ 7,575
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements ....................           2.03%          2.02%           2.13%           2.40%(d)
  Expenses, before waivers/
    reimbursements ....................           2.03%          2.02%           2.16%           3.84%(d)
  Net investment income, net of
    waivers/reimbursements ............          10.23%          9.54%           8.17%           7.24%(d)
Portfolio turnover rate ...............            102%           182%            311%             73%

See footnote summary on page 31.


--------------------------------------------------------------------------------
30 o ALLIANCE HIGH YIELD FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ----------------------------------------------------------
                                                                  Advisor Class
                                           ----------------------------------------------------------
                                                                                            April 22,
                                                                                            April 22,
                                                         Year Ended August 31,             1997(a) to
                                           ------------------------------------------      August 31,
                                                 2000            1999            1998            1997
                                           ----------------------------------------------------------
Net asset value, beginning of period ....      $ 9.47          $10.76          $11.17          $10.00
                                           ----------------------------------------------------------
Income From Investment Operations
Net investment income(b) ................         .95            1.06            1.11             .40
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..........................       (1.27)          (1.09)           (.32)           1.13
                                           ----------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ...........        (.32)           (.03)            .79            1.53
                                           ----------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ....       (1.00)          (1.06)          (1.05)           (.36)
Distributions in excess of net investment
  income ................................          -0-           (.04)           (.01)             -0-
Tax return of capital ...................        (.05)           (.01)             -0-             -0-
Distributions from net realized gains ...          -0-           (.15)           (.14)             -0-
                                           ----------------------------------------------------------
Total dividends and distributions .......       (1.05)          (1.26)          (1.20)           (.36)
                                           ----------------------------------------------------------
Net asset value, end of period ..........      $ 8.10          $ 9.47          $10.76          $11.17
                                           ==========================================================
Total Return
Total investment return based on
  net asset value(c) ....................       (3.47)%          (.28)%          6.68%          15.44%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .......................      $2,441          $3,564          $2,256          $  321
Ratio to average net assets:
  Expenses, net of waivers/
    reimbursements ......................        1.01%           1.03%           1.14%           1.40%(d)
  Expenses, before waivers/
    reimbursements ......................        1.01%           1.03%           1.16%           2.82%(d)
  Net investment income, net of
    waivers/reimbursements ..............       11.20%          10.58%           9.25%           8.20%(d)
Portfolio turnover rate .................         102%            182%            311%             73%

(a)   Commencement of operations.
(b)   Based on average shares outstanding.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(d)   Annualized.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 31

------------------------------
REPORT OF INDEPENDENT AUDITORS
------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors Alliance High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance High Yield Fund, Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance High Yield Fund, Inc. at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
October 12, 2000


--------------------------------------------------------------------------------
32 o ALLIANCE HIGH YIELD FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance is measured. Benchmarks usually consist of an unmanaged index, such as the Standard & Poor's 500 Stock Index.

bond

Bonds are promissory notes or IOUs issued by a governments or business corporations in return for loans. They are most often issued in multiples of $1,000 or $5,000, but $100 and $500 bonds are available. A bond is evidence of a debt on which the issuer typically promises to pay the bondholder (also called a lender or creditor) a fixed rate of interest at intervals over a specified length of time (usually 10 years or more), and to repay the original loan upon expiration (the maturity date). Because a bond represents the debt of the issuer, a bondholder is not considered an owner of the issuer, as a stockholder is.

credit rating

A bond rating that measures the quality and safety of a bond, based on the issuer's financial condition. In particular, an evaluation from a rating service indicating the probability that a debt issuer will be able to meet scheduled interest and principal repayments. Ratings typically range from AAA, which is the highest rating, to D, which is the lowest rating.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

government bond

A bond that is issued by the U.S. government.

investment-grade bond

A bond that is considered safe, having a relatively high bond rating.

Treasuries

Negotiable U.S. government debt obligations, backed by the full faith and credit of the U.S. government. Treasuries are issued either as bills, notes or bonds depending on the maturity. Treasuries are exempt from state and local taxes.

U.S. government agency securities

Securities issued by U.S. government-related agencies, such as Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association that are exempt from state and local taxes. Also called agency securities.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 33

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with nearly $388 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 29 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 282 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/00.


--------------------------------------------------------------------------------
34 o ALLIANCE HIGH YIELD FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Biotechnology Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                   ALLIANCE HIGH YIELD FUND o 35

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Nelson Jantzen, Senior Vice President
Gregory Dube, Senior Vice President
Kenneth Smalley, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Juan J. Rodriguez, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

(1)   Member of the Audit Committee.


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36 o ALLIANCE HIGH YIELD FUND
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                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

The Spain Fund
ACM Municipal Securities Income Fund
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Managed Income Fund
The Southern Africa Fund
The Austria Fund
Alliance World Dollar Government Fund
ACM Managed Dollar Income Fund
The Korean Investment Fund
Alliance World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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                                                   ALLIANCE HIGH YIELD FUND o 37
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Alliance High Yield Fund                                         ---------------
1345 Avenue of the Americas                                         BULK RATE
New York, NY 10105                                                U.S. POSTAGE
(800) 221-5672                                                        PAID
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Alliance Capital[LOGO](R)
The Investors Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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